Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 28	$ 38	$ 36
Total	(99)	(162)	(92)
Fair value of borrowings	20,731	20,997	25,874
Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0	10
Derivative Liability	(284)	(410)	(122)
Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	508	469	403
Derivative Liability	(342)	(274)	(427)
Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	2	15	8
Derivative Liability	(11)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	28	38	36
Total	28	38	36
Fair value of borrowings	0	0	0
Level 1 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0	0
Derivative Liability	0	0	0
Level 1 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0	0
Derivative Liability	0	0	0
Level 1 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0	0
Derivative Liability	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0	0
Total	(127)	(200)	(128)
Fair value of borrowings	19,544	19,826	23,110
Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0	10
Derivative Liability	(284)	(410)	(122)
Level 2 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	508	469	403
Derivative Liability	(342)	(274)	(427)
Level 2 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	2	15	8
Derivative Liability	(11)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0	0
Total	0	0	0
Fair value of borrowings	1,187	1,171	2,764
Level 3 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0	0
Derivative Liability	0	0	0
Level 3 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0	0
Derivative Liability	0	0	0
Level 3 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	$ 0	$ 0
Derivative Liability	$ 0